Performance Management - ZEGA Buy and Hedge ETF	Aug. 25, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of two broad-based securities market indexes. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.zegaetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of two broad-based securities market indexes.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of June 30, 2025 was -4.37%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 7.01% for the quarter ended March 31, 2024 and the lowest quarterly return was -15.53% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(4.37%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.01%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.53%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements or other tax-advantaged accounts, such as an individual retirement account (“IRA”).
Performance [Table]
	1 Year	Since Inception (July 6, 2021)
Return Before Taxes	17.76%	2.94%
Return After Taxes on Distributions	16.57%	1.89%
Return After Taxes on Distributions and Sale of Fund Shares	10.53%	1.77%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	10.76%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-2.19%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements or other tax-advantaged accounts, such as an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.zegaetfs.com